Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Basic and diluted earnings per share
Schedule of basic and diluted earnings/loss per share

DKK thousand	2020	2019	2018
Net result for the year	(846,729)	(571,541)	581,278
Net result used in the calculation of basic and diluted earnings/losses per share	(846,729)	(571,541)	581,278
Weighted average number of ordinary shares	38,433,923	33,866,709	30,754,948
Weighted average number of treasury shares	(64,223)	(64,223)	(64,223)
Weighted average number of ordinary shares used in the calculation of basic earnings per share	38,369,700	33,802,486	30,690,725
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	38,369,700	33,802,486	30,696,404
Basic earnings/loss per share (DKK)	(22.07)	(16.91)	18.94
Diluted earnings/loss per share (DKK)	(22.07)	(16.91)	18.94

Schedule of potential ordinary shares are antidilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings/loss per share

DKK thousand	2020	2019	2018

Outstanding warrants under the 2010 employee incentive program	0	42,359	218,359
Outstanding warrants under the 2015 employee incentive program	1,908,920	1,647,788	1,635,000
Outstanding Restricted Share Units (RSUs) under the LTIP 2019 program	27,466	0	0
Outstanding Performance Share Units (PSUs) under the LTIP 2019 program	19,765	19,765	0
Outstanding warrants under the 2020 employee incentive program	63,217	0	0
Total outstanding warrants	2,019,368	1,709,912	1,853,359

- out of which these are dilutive	0	0	72,000
- out of which these are anti-dilutive	2,019,368	1,709,912	1,781,359